Earnings Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Share

EARNINGS PER SHARE

Basic earnings per share were down 6.0% at 142.1p (30 June 2020: 151.2p) as the growth in operational performance was more than offset by a higher effective tax rate,  lower share of associates, charges in respect of the proposed sale of the Group’s operations in Iran and the translational foreign exchange headwind due to the relative strength of sterling particularly against the US dollar. Before adjusting items and including the dilutive effect of employee share schemes, adjusted diluted earnings per share fell 2.3% to 154.2p (30 June 2020: 157.8p). Excluding the impact of translational foreign exchange, adjusted diluted earnings per share were 6.1% higher at 167.5p, at constant rates of exchange. For a full reconciliation of diluted earnings per share to adjusted diluted earnings per share, at constant rates, see page 57.

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	pence	pence	pence
Earnings per share
- basic	142.1	151.2	280.0
- diluted	141.6	150.7	278.9
Adjusted earnings per share
- basic	154.8	158.3	333.0
- diluted	154.2	157.8	331.7
Headline earnings per share
- basic	144.7	151.9	295.5
- diluted	144.2	151.4	294.4

Basic earnings per share are based on the profit for the year attributable to ordinary shareholders and the weighted average number of ordinary shares in issue during the period (excluding treasury shares). For the calculation of the diluted earnings per share, the weighted average number of shares reflects the potential dilutive effect of employee share schemes.

Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 33 to 36):

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	pence	pence	pence

Diluted earnings per share	141.6	150.7	278.9
Effect of restructuring and integration costs	3.1	2.1	14.9
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4.8	6.4	20.5
Effect of the Russian excise dispute	-	-	(1.1)
Effect of retrospective guidance on overseas withholding tax	-	-	(1.8)
Effect of other adjusting items	3.5	(0.7)	16.7
Effect of associates’ adjusting items	(0.3)	(0.7)	(0.6)
Effect of other adjusting items in net finance costs	1.4	-	5.1
Effect of adjusting items in respect of deferred taxation	0.1	-	(0.9)
Adjusted diluted earnings per share	154.2	157.8	331.7

Notes to the Unaudited Interim Financial Statements

Earnings per share cont…

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements.  It is calculated in accordance with Circular 1/2021 ‘Headline Earnings’ as issued by the South African Institute of Chartered Accountants.

Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	pence	pence	pence

Diluted earnings per share	141.6	150.7	278.9
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets (net of tax)	3.2	1.7	17.0
Effect of losses on disposal of property, plant and equipment, held-for-sale assets, partial/full implementation of IFRS 16 Leases and sale and leaseback (net of tax)	(0.3)	(0.2)	(0.8)
Issue of shares and changes in shareholding of associates	(0.3)	(0.8)	(0.7)
Diluted headline earnings per share	144.2	151.4	294.4

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	£m	£m	£m

Earnings	3,250	3,457	6,400
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets (net of tax)	75	41	391
Effect of losses on disposal of property, plant and equipment, held-for-sale assets, partial/full implementation of IFRS 16 Leases and sale and leaseback (net of tax)	(7)	(6)	(18)
Issue of shares and changes in shareholding of associates	(8)	(19)	(17)
Headline earnings	3,310	3,473	6,756

The earnings per share are based on:

	Six months ended 30 June				Year ended 31 December
	2021		2020		2020
	Earnings	Shares	Earnings	Shares	Earnings	Shares
	£m	m	£m	m	£m	m
Earnings per share
- basic	3,250	2,287	3,457	2,286	6,400	2,286
- diluted	3,250	2,296	3,457	2,294	6,400	2,295
Adjusted earnings per share
- basic	3,540	2,287	3,619	2,286	7,613	2,286
- diluted	3,540	2,296	3,619	2,294	7,613	2,295
Headline earnings per share
- basic	3,310	2,287	3,473	2,286	6,756	2,286
- diluted	3,310	2,296	3,473	2,294	6,756	2,295